Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Aug. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Gross carrying amount of amortizable intangible assets	$ 101,900			$ 105,800		$ 105,800		$ 101,900
Accumulated amortization	(41,419)			(47,200)		(47,200)		(41,419)	$ (55,231)
Proceeds from divestiture of businesses	1,000
Cash and cash equivalents, at carrying value	$ 106,795			1,109,372		1,109,372		$ 106,795	123,633
Operating lease, term of contract	12 months							12 months
Fair value, measurement with recurring basis, asset, transfers, net, total								$ 0	0
Fair value, measurement with recurring basis, liability, transfers, net, total								0	0
Amortization expense				3,000	$ 2,800	5,800	$ 5,500	11,400	10,700	$ 10,400
Gross carrying amount of property and equipment	$ 13,731			12,600		12,600		13,731	12,002
Accumulated amortization	7,275			8,000		8,000		7,275	4,850
Depreciation expense				$ 600	$ 500	$ 1,200	$ 1,000	$ 2,200	1,600	$ 1,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life								30 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life								4 years
Certificates of Deposit
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	$ 21,600							$ 21,600	15,500
Southern California Operations
Summary Of Significant Accounting Policies [Line Items]
Proceeds from divestiture of businesses			$ 2,500
Gain (Loss) on disposition of business			$ 1,300
Fresno, California Operations
Summary Of Significant Accounting Policies [Line Items]
Proceeds from divestiture of businesses		$ 26,000
Gain (Loss) on disposition of business		$ 19,100
ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date				Jan. 01, 2021		Jan. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]				true		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]				true		true
AUS 2018-07
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020							Jan. 01, 2020
Building and Related Land
Summary Of Significant Accounting Policies [Line Items]
Carrying value of property and equipment				$ 1,100		$ 1,100
Hawaii Reporting Unit
Summary Of Significant Accounting Policies [Line Items]
Goodwill	$ 39,000			$ 39,000		$ 39,000		$ 39,000	$ 39,000